Schedule of Inventory (Details) - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Inventory Disclosure [Abstract]
Raw material	$ 84,000
Finished goods	321,000
Inventory gross	405,000
Reserve for obsolescence
Total inventory	$ 405,000